Leases - Schedule of Lease Expense (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Leases [Abstract]
Operating lease cost	$ 202,622	$ 245,886
Weighted Average Remaining Lease Term (Months)
Operating leases	22 years	12 years
Weighted Average Discount Rate
Operating leases	3.74%	4.43%
Operating leases Right-of-use assets	$ 177,014	$ 140,556
Operating Lease liabilities	$ 187,935	$ 132,250